UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Municipal Income Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	28	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	37	Notes to the financial statements.
Board Approval of	44
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,014.40	$ 3.45
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Class T
Actual	$ 1,000.00	$ 1,013.10	$ 3.94
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Class B
Actual	$ 1,000.00	$ 1,010.60	$ 7.23
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25

Semiannual Report 4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class C
Actual	$ 1,000.00	$ 1,010.10	$ 7.68
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.70
Institutional Class
Actual	$ 1,000.00	$ 1,015.20	$ 2.65
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	69%
Class T	79%
Class B	1.45%
Class C	1.54%
Institutional Class	53%

5 Semiannual Report

Investment Changes

Top Five States as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	15.2	15.4
California	11.2	8.2
Illinois	10.3	10.8
New York	9.3	9.0
Washington	7.5	8.0
Top Five Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	37.1	33.8
Health Care	10.1	9.7
Escrowed/Pre Refunded	9.1	9.8
Transportation	8.5	9.7
Electric Utilities	8.4	10.4
Average Years to Maturity as of April 30, 2006
		6 months ago
Years	15.3	15.3

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of April 30, 2006
6 months ago
Years	6.6	6.9

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 95.8%
	Principal	Value (Note 1)
	Amount
Alabama – 0.4%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev.
Series B, 5% 1/1/43 (MBIA Insured)	$ 300,000	$ 304,221
Oxford Gen. Oblig. 5.75% 5/1/25 (Pre-Refunded to
5/1/09 @ 102) (e)	1,000,000	1,076,410
Phenix City Gen. Oblig. 5.65% 8/1/21 (AMBAC
Insured)	1,000,000	1,081,050
		2,461,681

Alaska – 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A,
5.45% 7/1/09 (AMBAC Insured) (d)	1,500,000	1,527,435
Arizona – 1.3%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev.
Series A1, 5.875% 5/1/18 (d)	1,300,000	1,369,511
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp.
Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,011,760
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln
Health Network Proj.) 5% 12/1/29	1,575,000	1,547,107
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29
(MBIA Insured)	1,000,000	1,035,620
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0%
12/1/14 (Escrowed to Maturity) (e)	3,750,000	2,583,825
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/17
(AMBAC Insured)	1,000,000	1,055,970
		8,603,793

Arkansas – 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33
(FSA Insured)	1,000,000	1,034,240
California – 11.2%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Series A, 5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,085,460
California Econ. Recovery Series A:
5% 7/1/15 (MBIA Insured)	1,800,000	1,911,312
5.25% 7/1/13 (MBIA Insured)	1,100,000	1,188,385
5.25% 7/1/14 (FGIC Insured)	900,000	974,367
California Gen. Oblig.:
5% 3/1/15	1,000,000	1,053,160
5.25% 2/1/11	2,300,000	2,435,217
5.25% 2/1/14	2,400,000	2,565,120
5.25% 2/1/15	1,200,000	1,276,380
5.25% 2/1/16	1,000,000	1,063,010
5.25% 2/1/24	1,000,000	1,047,120

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
California – continued
California Gen. Oblig.: – continued
5.25% 2/1/28	$ 1,200,000	$ 1,249,752
5.25% 2/1/33	2,000,000	2,075,680
5.25% 12/1/33	2,300,000	2,401,407
5.25% 4/1/34	2,200,000	2,293,852
5.5% 3/1/11	3,500,000	3,747,240
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (e)	200,000	213,648
5.5% 4/1/30	4,000,000	4,288,360
5.5% 11/1/33	5,400,000	5,779,296
5.625% 5/1/20	335,000	357,773
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific
Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (c)(d)	1,200,000	1,195,236
California Pub. Works Board Lease Rev.:
(Richmond Lab., Phase III Office Bldg. Proj.) Series B,
5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured) .	2,585,000	2,754,033
Series 2005 A, 5.25% 6/1/30	2,000,000	2,071,480
Series 2005 H, 5% 6/1/18	1,425,000	1,473,279
Series 2005 K, 5% 11/1/17	2,300,000	2,389,861
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser
Fund Hosp./Health Place, Inc. Proj.) Series 2002 C,
3.85%, tender 6/1/12 (c)	500,000	488,850
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6% 7/1/09	335,000	335,496
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	707,175
5% 1/15/16 (MBIA Insured)	400,000	417,764
5.75% 1/15/40	600,000	607,458
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,200,000	1,335,180
Series A:
5% 6/1/35 (FGIC Insured)	2,200,000	2,248,554
5% 6/1/38 (FGIC Insured)	1,550,000	1,579,388
5% 6/1/45	5,650,000	5,700,229
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,060,360
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,328,561
Los Angeles Unified School District Series A:
5.375% 7/1/17 (MBIA Insured)	835,000	902,051
5.375% 7/1/18 (Pre-Refunded to 7/1/13 @ 100) (e)	1,000,000	1,095,260
North City West School Facilities Fing. Auth. Spl. Tax
Series C, 5% 9/1/10 (AMBAC Insured) (b)	1,290,000	1,344,322

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
California – continued
San Diego Unified School District (Election of 1998 Proj.)
Series E2, 5.5% 7/1/26 (FSA Insured)	$ 2,300,000	$ 2,642,447
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	1,033,825
Univ. of California Revs. (UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	1,755,000	1,896,909
5.5% 5/15/20 (AMBAC Insured)	2,000,000	2,155,060
		76,769,317

Colorado – 1.6%
Colorado Health Facilities Auth. Retirement Hsg. Rev.
(Liberty Heights Proj.) 0% 7/15/22 (Escrowed to
Maturity) (e)	1,365,000	626,317
Colorado Springs Arpt. Rev. Series C, 0% 1/1/08 (MBIA
Insured)	870,000	816,599
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr.
Rev. Series 2001 A:
5.625% 9/1/13	235,000	254,552
5.625% 9/1/14	230,000	248,791
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr.
Resources Rev. (Parker Wtr. and Sanitation District
Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,817,580
Dawson Ridge Metropolitan District # 1 Series B, 0%
10/1/22 (Escrowed to Maturity) (e)	2,000,000	908,420
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75%
9/1/29 (MBIA Insured)	1,200,000	1,303,836
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to
Maturity) (e)	2,275,000	1,806,214
		10,782,309

Connecticut – 0.8%
Connecticut Health & Edl. Facilities Auth. Rev. (Loomis
Chaffee School Proj.) 5.25% 7/1/28 (AMBAC
Insured)	1,760,000	1,946,437
Eastern Connecticut Resources Recovery Auth. Solid
Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5%
1/1/20 (d)	3,350,000	3,354,221
		5,300,658

District Of Columbia – 2.0%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (e)	150,000	150,842
Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	923,832

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
District Of Columbia – continued
District of Columbia Gen. Oblig.: – continued
5.25% 6/1/26 (FSA Insured)		$ 6,000,000	$ 6,228,780
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75%
9/15/20 (MBIA Insured)		1,490,000	1,595,030
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14
(MBIA Insured)		2,000,000	2,114,540
(Nat’l. Academy of Sciences Proj.) Series A, 5%
1/1/19 (AMBAC Insured)		2,500,000	2,583,725
			13,596,749

Florida – 1.4%
Flagler County School Board Ctfs. Series A, 5% 8/1/12
(FSA Insured)		1,000,000	1,050,770
Florida Board of Ed. Cap. Outlay Series B, 5.5%
6/1/16 (FGIC Insured)		1,000,000	1,079,620
Florida Correctional Privatization Communications Ctfs.
of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)		1,000,000	1,049,510
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series B, 5% 11/15/14		1,000,000	1,043,010
3.95%, tender 9/1/12 (c)		1,300,000	1,265,134
5%, tender 11/16/09 (c)		1,800,000	1,855,188
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA
Insured)		1,000,000	1,019,410
Miami-Dade County Aviation Rev. Series A, 5%
10/1/38 (CIFG North America Insured) (d)		1,000,000	1,015,720
Seminole County School Board Ctfs. of Prtn. Series A,
5% 7/1/20 (MBIA Insured)		500,000	518,190
			9,896,552

Georgia – 2.7%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA
Insured) (d)		1,000,000	1,054,460
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)		2,400,000	2,448,264
5% 11/1/43 (FSA Insured)		9,070,000	9,214,304
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)		2,200,000	2,314,400
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev.
Series 2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10
@ 102) (e)		1,100,000	1,208,130
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21
(Escrowed to Maturity) (e)		1,100,000	523,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Georgia – continued
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21
(Escrowed to Maturity) (e)	$ 1,165,000	$ 554,144
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp.
Proj.) Series C, 0% 12/1/21 (Escrowed to
Maturity) (e)	2,500,000	1,189,150
		18,506,078

Hawaii – 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11
(FGIC Insured) (d)	1,300,000	1,528,956
Illinois – 10.3%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C, 5.25%
12/1/19 (MBIA Insured)	1,300,000	1,382,420
Series A:
0% 12/1/16 (FGIC Insured)	1,300,000	801,905
5.5% 12/1/27 (AMBAC Insured)	1,000,000	1,134,130
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	3,965,876
0% 1/1/24 (FGIC Insured)	6,110,000	2,666,648
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC
Insured)	1,000,000	1,012,630
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,050,150
5% 1/1/42 (AMBAC Insured)	1,700,000	1,725,993
5.25% 1/1/33 (MBIA Insured)	1,070,000	1,108,028
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (e)	30,000	32,186
5.5% 1/1/38 (MBIA Insured)	255,000	269,765
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (e) .	10,000	10,835
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (e) .	735,000	796,336
5.5% 1/1/40 (FGIC Insured)	525,000	552,930
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA
Insured) (d)	300,000	306,741
Chicago O’Hare Int’l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	900,000	926,442
6.25% 1/1/09 (AMBAC Insured) (d)	3,325,000	3,443,237
Series B, 5.25% 1/1/14 (FGIC Insured)	1,000,000	1,071,500
5.5% 1/1/09 (AMBAC Insured) (d)	1,250,000	1,298,100
Chicago Park District Series A, 5.5% 1/1/19 (FGIC
Insured)	155,000	164,788

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Illinois – continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas
Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC
Insured)	$ 1,400,000	$ 1,400,854
Coles, Cumberland, Moultrie & Shelby Counties Cmnty.
Unit School District #2, Mattoon 5.8% 2/1/17 (Pre-
Refunded to 2/1/11 @ 100) (e)	1,000,000	1,089,190
Cook County Gen. Oblig. Series C, 5% 11/15/25
(AMBAC Insured)	1,100,000	1,130,195
DuPage County Cmnty. High School District #108, Lake
Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,466,254
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,588,605
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (c)(d)	2,810,000	2,791,370
Illinois Dev. Fin. Auth. Retirement 0% 7/15/23
(Escrowed to Maturity) (e)	2,900,000	1,259,702
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	2,500,000	2,690,925
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,074,240
Series 2006, 5.5% 1/1/31	1,000,000	1,146,370
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,056,740
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,055,880
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,167,940
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75%
10/1/24	2,100,000	2,176,776
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,055,800
(Riverside Health Sys. Proj.) 6.8% 11/15/20
(Pre-Refunded to 11/15/10 @ 101) (e)	1,500,000	1,701,750
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,492,060
6% 6/15/20	600,000	647,700
Joliet School District #86 Gen. Oblig. Cap. Appreciation
0% 11/1/19 (FSA Insured)	2,000,000	1,069,900
Lake County Cmnty. High School District #117, Antioch
Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	914,377
Lake County Warren Township High School District
#121, Gurnee Series C, 5.5% 3/1/23 (AMBAC
Insured)	1,795,000	1,959,637
Metropolitan Pier & Exposition Auth. Dedicated State Tax
Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,589,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Illinois – continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax
Rev. (McCormick Place Expansion Proj.): – continued
Series A:
0% 6/15/16 (FGIC Insured)	$ 2,370,000	$ 1,500,447
0% 6/15/22 (MBIA Insured)	1,060,000	504,518
0% 12/15/24 (MBIA Insured)	3,090,000	1,301,230
Ogle, Lee & DeKalb Counties Township High School
District #212:
6% 12/1/16 (MBIA Insured)	60,000	66,228
6% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	940,000	1,044,030
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15
(MBIA Insured)	3,700,000	2,497,426
Will County Forest Preservation District Series B, 0%
12/1/14 (FGIC Insured)	1,000,000	688,440
		70,848,733

Indiana – 2.5%
Anderson School Bldg. Corp. 5.5% 7/15/23 (Pre-Re-
funded to 7/15/14 @ 100) (e)	1,330,000	1,464,317
Crown Point Multi-School Bldg. Corp. 5% 1/15/20
(FGIC Insured)	1,260,000	1,313,701
Franklin Township Independent School Bldg. Corp.,
Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,925,020
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured) (b)	2,600,000	3,139,162
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint
Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,556,295
Indiana Trans. Fin. Auth. Hwy. Series A, 0% 6/1/17
(AMBAC Insured)	1,000,000	601,620
Muncie School Bldg. Corp. 5.25% 7/10/13 (MBIA
Insured)	1,670,000	1,799,158
North Adams Cmnty. Schools Renovation Bldg. Corp. 0%
1/15/17 (FSA Insured)	1,230,000	752,920
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (d)	2,000,000	2,114,300
Portage Township Multi-School Bldg. Corp. 5.25%
7/15/26 (MBIA Insured)	1,195,000	1,263,677
South Harrison School Bldg. Corp. Series A, 5.25%
1/15/25 (FSA Insured)	1,150,000	1,218,241
		17,148,411

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Iowa 0.9%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30
(Pre-Refunded to 2/15/10 @ 101) (e)		$ 1,870,000	$ 2,028,520
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3%
6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)		4,000,000	4,249,480
			6,278,000

Kansas 1.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (c)		1,000,000	1,007,830
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15		335,000	354,031
5.25% 11/15/16		955,000	1,003,208
(Sisters of Charity of Leavenworth Health Svcs. Corp.
Proj.) Series J, 6.25% 12/1/28		1,500,000	1,626,750
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of
Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)		2,390,000	2,462,991
5% 12/1/14 (MBIA Insured)		500,000	515,270
5.25% 12/1/09 (MBIA Insured)		1,420,000	1,473,846
5.25% 12/1/11 (MBIA Insured)		1,750,000	1,814,593
			10,258,519

Kentucky 0.3%
Louisville & Jefferson County Metropolitan Swr. District
Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37
(FGIC Insured)		2,170,000	2,301,372
Louisiana – 0.1%
New Orleans Gen. Oblig. 0% 9/1/15 (AMBAC Insured)		700,000	449,722
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5%
5/15/30		420,000	435,826
			885,548

Maine – 0.2%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)		1,000,000	1,055,590
Maryland 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev.
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (e)		1,665,000	1,812,486
5.75% 7/1/13 (Escrowed to Maturity) (e)		1,015,000	1,104,909
			2,917,395

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Massachusetts 4.6%
Massachusetts Bay Trans. Auth. Series A, 5% 7/1/31	$ 2,000,000	$ 2,063,660
Massachusetts Gen. Oblig.:
Series 2005 A, 5% 3/1/22	3,500,000	3,641,645
Series 2005 C, 5.25% 9/1/23	2,800,000	2,989,140
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,000,000	1,058,950
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @
100) (e)	2,000,000	2,149,620
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @
100) (e)	1,200,000	1,289,772
Massachusetts Health & Edl. Facilities Auth. Rev. (New
England Med. Ctr. Hosp. Proj.) Series G, 5.375%
7/1/24 (MBIA Insured)	500,000	501,535
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	730,504
0% 8/1/10	4,500,000	3,753,450
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A:
5% 8/15/23 (FSA Insured)	5,000,000	5,222,400
5% 8/15/30 (FSA Insured)	4,500,000	4,662,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll.
Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25%
8/1/13	10,000	10,427
Springfield Gen. Oblig. 5% 8/1/20 (MBIA Insured)	3,335,000	3,480,273
		31,553,376

Michigan – 1.2%
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25%
7/1/33 (FGIC Insured)	1,065,000	1,110,316
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,498,090
Michigan Hosp. Fin. Auth. Hosp. Rev. (McLaren Health
Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,045,780
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William
Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,443,403
Willow Run Cmnty. Schools County of Washtenaw 5%
5/1/20 (FSA Insured)	1,000,000	1,040,400
		8,137,989

Minnesota 1.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. (Healthspan Corp. Proj.) Series A,
4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,812,708

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Minnesota – continued
Minneapolis & Saint Paul Metropolitan Arpts.
Commission Arpt. Rev. Series 2001 C, 5.25% 1/1/32
(FGIC Insured)		$ 1,000,000	$ 1,037,540
Minneapolis Health Care Sys. Rev. (Allina Health Sys.
Proj.) Series 2002 A, 6% 11/15/23		1,000,000	1,087,020
Rochester Health Care Facilities Rev. (Mayo Foundation
Proj.) Series A, 5.5% 11/15/27		590,000	615,022
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group
Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)		2,000,000	2,154,240
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A,
5.875% 5/1/30		1,400,000	1,425,886
Series 2003 11, 5.25% 12/1/18		1,000,000	1,060,180
			9,192,596

Missouri – 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll.
Cont. & Drinking Wtr. Rev. (State Revolving Fund
Prog.) Series 2003 A, 5.125% 1/1/21		1,010,000	1,058,955
Montana 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (c)		1,500,000	1,538,010
Montana Board of Regents Higher Ed. Rev. (Montana
State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)		1,000,000	1,031,510
			2,569,520

Nevada 0.7%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22
(AMBAC Insured) (d)		1,000,000	1,042,430
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30
(MBIA Insured)		500,000	524,355
Clark County School District Series C, 5.375% 6/15/15
(Pre-Refunded to 6/15/12 @ 100) (e)		1,000,000	1,083,500
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)		1,000,000	1,063,310
5.25% 6/1/17 (MBIA Insured)		1,000,000	1,060,360
			4,773,955

New Hampshire – 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (c)(d)		1,000,000	979,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
New Jersey – 3.2%
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	$ 1,500,000	$ 1,677,405
Series 2005 O:
5.25% 3/1/23	2,000,000	2,106,660
5.25% 3/1/26	915,000	959,725
Series O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,066,080
5.25% 3/1/25	1,500,000	1,575,540
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25
(FSA Insured)	900,000	938,493
New Jersey Trans. Trust Fund Auth. Series B, 5.25%
12/15/22 (AMBAC Insured)	400,000	437,776
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25%
8/1/17 (FGIC Insured)	2,000,000	2,126,580
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	2,350,000	2,346,428
6.125% 6/1/24	3,300,000	3,555,486
6.125% 6/1/42	1,600,000	1,679,296
6.375% 6/1/32	1,400,000	1,521,310
6.75% 6/1/39	600,000	668,730
Union County Impt. Auth. (Juvenile Detention Ctr. Facility
Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,086,400
		21,745,909

New Mexico – 1.1%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (d)	3,970,000	4,160,878
6.75% 7/1/09 (AMBAC Insured) (d)	450,000	484,848
6.75% 7/1/11 (AMBAC Insured) (d)	1,805,000	2,001,438
New Mexico Edl. Assistance Foundation Student Ln. Rev.
Series IV A2, 6.65% 3/1/07	1,000,000	1,012,020
		7,659,184

New York – 9.3%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo
City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	1,500,000	1,648,230
5.75% 5/1/21 (FSA Insured)	1,200,000	1,300,968
Series 2004:
5.75% 5/1/21 (FSA Insured)	4,900,000	5,453,455
5.75% 5/1/25 (FSA Insured)	600,000	668,634

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
New York – continued
Long Island Pwr. Auth. Elec. Sys. Rev. 5% 12/1/26 (XL
Cap. Assurance, Inc. Insured)	$ 1,400,000	$ 1,453,872
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	4,300,000	4,687,559
Series F, 5.25% 11/15/27 (MBIA Insured)	500,000	530,305
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	1,000,000	1,001,310
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (e)	700,000	754,495
Metropolitan Trans. Auth. Transit Facilities Rev. Series C,
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (e) .	150,000	157,346
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC
Insured)	300,000	314,598
New York City Gen. Oblig.:
Series 2003 I, 5.75% 3/1/16	715,000	779,264
Series 2005 G:
5% 8/1/14	3,600,000	3,785,904
5% 8/1/15	1,000,000	1,051,310
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	639,960
Series C:
5.75% 3/15/27 (FSA Insured)	135,000	146,065
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @
100) (e)	365,000	402,500
Subseries 2005 F1, 5.25% 9/1/14	1,200,000	1,283,352
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA
Insured) (d)	705,000	720,841
New York City Indl. Dev. Agcy. Spl. Facilities Rev.
(Terminal One Group Assoc. Proj.) 5% 1/1/09 (d)	1,000,000	1,021,910
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	518,960
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,075,840
New York City Trust Cultural Resources Rev. (Museum of
Modern Art Proj.) Series 2001 D, 5.125% 7/1/31
(AMBAC Insured)	1,000,000	1,040,880
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,622,160
Series C, 7.5% 7/1/10	435,000	467,843
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14
(MBIA Insured)	6,150,000	6,397,107
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,095,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
New York – continued
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev. Series F:
4.875% 6/15/18	$ 870,000	$ 891,306
4.875% 6/15/20	795,000	813,333
5% 6/15/15	305,000	315,623
New York State Thruway Auth. Gen. Rev. Series 2005 G,
5.25% 1/1/27 (FSA Insured)	1,600,000	1,706,512
New York State Thruway Auth. Svc. Contract Rev. 5.5%
4/1/16	305,000	328,031
New York Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,032,320
Series A, 5.75% 2/15/16	10,000	10,720
Series B, 5.25% 2/1/29 (a)	1,100,000	1,164,669
Sales Tax Asset Receivables Corp. Series A, 5.25%
10/15/27 (AMBAC Insured)	1,500,000	1,598,940
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	1,400,000	1,503,292
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,060,540
5.25% 6/1/22 (AMBAC Insured)	950,000	1,003,941
5.5% 6/1/14	1,200,000	1,254,432
5.5% 6/1/16	4,700,000	4,962,683
Series C1:
5.5% 6/1/15	1,500,000	1,584,405
5.5% 6/1/16	1,000,000	1,065,910
5.5% 6/1/17	1,300,000	1,382,628
Tsasc, Inc. Rev. Series 1, 5.5% 7/15/24 (Pre-Refunded
to 7/15/12 @ 100) (e)	1,200,000	1,289,496
		63,988,559

New York & New Jersey – 0.3%
Port Auth. of New York & New Jersey 124th Series, 5%
8/1/13 (FGIC Insured) (d)	500,000	513,005
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (d)	1,400,000	1,574,902
		2,087,907

North Carolina – 2.3%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.)
Series G, 5% 6/1/33	1,000,000	1,022,080
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC
Insured)	1,195,000	1,280,156

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
North Carolina – continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke
Univ. Proj.) Series A:
5.125% 10/1/41	$ 1,745,000	$ 1,790,056
5.125% 7/1/42	5,155,000	5,309,341
5.25% 7/1/42	1,300,000	1,355,198
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,575,000	1,669,658
Series B, 7.25% 1/1/07	1,000,000	1,019,800
Series D, 6.7% 1/1/19	1,115,000	1,215,004
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn.
(North Carolina Correctional Facilities Proj.) Series A,
5% 2/1/18	1,000,000	1,042,280
		15,703,573

Ohio – 0.6%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series
B, 8.875% 8/1/08 (d)	1,005,000	1,007,884
Fairborn City School District (School Impt. Proj.) 5.75%
12/1/26 (Pre-Refunded to 12/1/10 @ 101) (e)	1,000,000	1,094,020
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded
to 5/1/11 @ 101) (e)	1,500,000	1,632,435
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	448,118
		4,182,457

Oklahoma – 1.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	1,000,000	1,063,300
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,848,262
Oklahoma Industries Auth. Rev. (Health Sys. Oblig.
Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	865,000	914,573
5.75% 8/15/29 (Pre-Refunded to 8/15/09 @
101) (e)	635,000	678,656
6% 8/15/19 (MBIA Insured)	1,740,000	1,866,237
6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (e)	1,260,000	1,356,264
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A,
5.75% 10/1/25 (MBIA Insured)	3,000,000	3,206,520
		10,933,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Oregon – 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series
A, 5.375% 5/1/15 (AMBAC Insured)	$ 1,715,000	$ 1,843,745
Yamhill County School District #029J Newberg 5.5%
6/15/19 (FGIC Insured)	1,000,000	1,118,230
		2,961,975

Pennsylvania – 2.7%
Annville-Cleona School District 5.5% 3/1/22 (FSA
Insured)	1,250,000	1,370,688
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,074,670
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,730,974
Delaware County Auth. College Rev. (Haverford College
Proj.) 5.75% 11/15/29	3,500,000	3,770,270
Montgomery County Higher Ed. & Health Auth. Hosp.
Rev. (Abington Memorial Hosp. Proj.) Series A, 6%
6/1/16 (AMBAC Insured)	1,860,000	2,111,435
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (d)	2,000,000	2,116,740
(Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (c)(d)	500,000	498,875
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette
College Proj.) 6% 5/1/30	3,065,000	3,297,419
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,439,900
		18,410,971

Puerto Rico 0.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (e)	745,000	796,010
Series C, 5.5% 7/1/20 (FGIC Insured)	2,000,000	2,236,640
		3,032,650

Rhode Island – 0.8%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A,
5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,062,500
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev.
Series A, 7% 7/1/14 (FSA Insured) (d)	4,000,000	4,528,880
		5,591,380

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
South Carolina – 1.2%
Greenville County School District Installment Purp. Rev.
5% 12/1/12	$ 3,750,000	$ 3,936,113
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities
Rev. (Palmetto Health Alliance Proj.) Series A, 7.375%
12/15/21 (Pre-Refunded to 12/15/10 @ 102) (e)	1,000,000	1,162,190
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18
(MBIA Insured)	1,000,000	1,059,680
Series A, 5.5% 1/1/16 (FGIC Insured)	1,000,000	1,103,980
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B,
6.375% 5/15/28	545,000	582,294
		7,844,257

Tennessee – 0.5%
Metropolitan Govt. Nashville & Davidson County Health
& Edl. Facilities Board Rev. (Ascension Health Cr.
Group Proj.) Series A, 6% 11/15/30 (Pre-Refunded to
11/15/09 @ 101) (e)	200,000	216,582
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (e)	1,120,000	1,280,474
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (e)	1,880,000	2,149,366
		3,646,422

Texas 15.2%
Abilene Independent School District 5% 2/15/19	1,090,000	1,136,336
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,376,328
Aledo Independent School District Series A, 5.125%
2/15/33	1,000,000	1,036,050
Austin Cmnty. College District 5.5% 8/1/34	1,000,000	1,078,890
Austin Independent School District 5.25% 8/1/14 (b)	1,000,000	1,078,250
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/12 (MBIA
Insured) (b)	1,000,000	1,041,810
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,567,380
Canyon Independent School District Series A, 5.5%
2/15/18	1,575,000	1,701,410
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA
Insured)	1,000,000	1,076,300
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,060,533
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/14	3,200,000	2,285,728
0% 2/15/16	1,400,000	901,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Texas continued
Cypress-Fairbanks Independent School District: -
continued
5.75% 2/15/21 (Pre-Refunded to 2/15/12 @
100) (e)	$ 1,000,000	$ 1,098,690
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	1,000,000	1,049,870
Garland Independent School District 5.5% 2/15/19	2,500,000	2,632,075
Grand Prairie Independent School District 5.375%
2/15/16 (FSA Insured)	1,000,000	1,071,100
Grapevine Gen. Oblig. 5.75% 8/15/18 (Pre-Refunded
to 8/15/10 @ 100) (e)	1,250,000	1,350,563
Guadalupe-Blanco River Auth. Contract Rev. (Western
Canyon Reg’l. Wtr. Supply Proj.) 5.25% 4/15/20
(MBIA Insured)	1,000,000	1,057,140
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	1,600,000	1,669,584
0% 10/1/17 (MBIA Insured)	2,500,000	1,484,525
0% 8/15/24 (MBIA Insured)	1,000,000	417,870
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12 (Pre-Refunded to
8/15/11 @ 100) (e)	1,000,000	1,079,130
5.75% 2/15/21 (Pre-Refunded to 8/15/12 @
100) (e)	1,310,000	1,442,284
Hays Consolidated Independent School District Series A,
5.125% 8/15/30	1,000,000	1,044,620
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (d)	1,000,000	1,058,780
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,472,562
Houston Independent School District 0% 8/15/13	1,300,000	952,926
Humble Independent School District:
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,918,440
0% 2/15/17	1,000,000	613,660
Hurst Euless Bedford Independent School District 0%
8/15/11	1,000,000	807,000
Kennedale Independent School District 5.5% 2/15/29	1,100,000	1,187,208
Lewisville Independent School District 0% 8/15/19	2,340,000	1,262,453
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,123,668
5.75% 8/15/14	1,100,000	1,188,495
Lower Colorado River Auth. Transmission Contract Rev.
(LCRA Transmission Services Corp. Proj.) Series C,
5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,062,730

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Texas continued
Mansfield Independent School District:
5.375% 2/15/26	$ 1,000,000	$ 1,056,140
5.5% 2/15/17	2,000,000	2,145,920
Mesquite Independent School District 3.65%, tender
12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	1,000,000	1,000,000
Montgomery County Muni. Util. District #46 5% 3/1/21
(FSA Insured)	1,040,000	1,070,919
Mount Pleasant Independent School District 5.5%
2/15/22	2,590,000	2,756,718
North Central Health Facilities Dev. Corp. Rev.
(Children’s Med. Ctr. of Dallas Proj.) 5.5% 8/15/16
(AMBAC Insured)	1,230,000	1,317,035
Northside Independent School District 5.5% 2/15/15	940,000	1,004,569
Northwest Texas Independent School District 5.5%
8/15/21	3,185,000	3,425,053
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series B, 5.75%, tender 11/1/11 (c)(d)	4,000,000	4,243,000
San Antonio Elec. & Gas Systems Rev.:
3.55%, tender 12/1/07 (c)	1,500,000	1,495,185
5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (e)	75,000	76,736
San Marcos Consolidated Independent School District:
5% 8/1/14	1,145,000	1,214,753
5% 8/1/20	1,525,000	1,588,669
5.125% 8/1/29	1,900,000	1,979,572
Southwest Higher Ed. Auth. Rev. (Southern Methodist
Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,436,341
Spring Branch Independent School District 5.375%
2/1/18	1,000,000	1,057,490
Tarrant County Health Facilities Dev. Corp. Hosp. Rev.
5.375% 11/15/20	1,000,000	1,025,780
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,715,000	3,820,046
0% 9/1/11 (Escrowed to Maturity) (e)	35,000	28,224
0% 9/1/15 (MBIA Insured)	1,100,000	730,290
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College
Proj.) 6.25% 8/1/09 (MBIA Insured)	825,000	854,807
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,050,000	4,307,945
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,101,462
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,048,250
Travis County Health Facilities Dev. Corp. Rev.
(Ascension Health Cr. Prog.) Series A, 6.25%
11/15/19 (Pre-Refunded to 11/15/09 @ 101) (e)	4,000,000	4,364,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Texas continued
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5%
2/1/15 (MBIA Insured)	$ 1,860,000	$ 1,973,441
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.) 6%
7/1/27	1,000,000	1,058,900
White Settlement Independent School District 5.75%
8/15/34	1,440,000	1,564,531
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35,000	37,200
6% 8/15/19 (Pre-Refunded to 8/15/10 @ 100) (e)	1,000,000	1,090,270
Willis Independent School District 5% 2/15/14	1,300,000	1,375,439
Ysleta Independent School District 0% 8/15/09	4,065,000	3,562,444
		104,197,473

Utah 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	393,959
6.5% 7/1/09 (Escrowed to Maturity) (e)	635,000	688,137
Series B, 5.75% 7/1/16 (MBIA Insured)	1,025,000	1,068,019
Salt Lake City School District Series B, 5% 3/1/12	1,380,000	1,463,545
		3,613,660

Vermont – 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher
Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,093,320
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	432,164
		1,525,484

Washington 7.5%
Chelan County Pub. Util. District #1 Columbia River-Rock
Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	1,000,000	598,370
0% 6/1/29 (MBIA Insured)	2,000,000	641,280
Clark County School District #114, Evergreen 5.375%
12/1/14 (FSA Insured)	3,040,000	3,261,768
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/15	1,000,000	1,057,920
Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,435,080
Grant County Pub. Util. District #2 (Priest Rapids Hydro-
Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA
Insured) (d)	1,715,000	1,794,970

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Washington – continued
Grant County Pub. Util. District #2 Wanapum Hydro
Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (d)	$ 1,950,000	$ 2,021,253
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,902,760
5.5% 1/1/21 (FSA Insured)	1,615,000	1,730,295
Port of Seattle Passenger Facilities Charge Rev. Series B,
5.25% 12/1/14 (AMBAC Insured) (d)	3,000,000	3,103,050
Spokane County School District #81 5.25% 12/1/18
(FSA Insured)	1,000,000	1,061,170
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,057,220
Spokane Pub. Facilities District Hotel/Motel Tax &
Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,108,570
Tumwater School District #33, Thurston County Series
1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,336,720
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,053,050
Series C, 5.25% 1/1/26 (FSA Insured)	1,000,000	1,050,450
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	649,428
Washington Health Care Facilities Auth. Rev. (Providence
Health Systems Proj.) Series 2001 A, 5.5% 10/1/13
(MBIA Insured)	3,000,000	3,200,370
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
5.4% 7/1/12	16,000,000	17,247,828
		51,311,552

Wisconsin – 1.2%
Badger Tobacco Asset Securitization Corp. 6.125%
6/1/27	880,000	928,312
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC
Insured)	335,000	358,879
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,497
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (e)	1,095,000	1,189,641
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,591,395
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,055,090
5.75% 8/15/30	1,500,000	1,575,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Wisconsin – continued
Wisconsin Health & Edl. Facilities Auth. Rev.: -
continued
(Wheaton Franciscan Svcs., Inc. Proj.):
6.25% 8/15/22	$ 600,000	$ 649,254
Series A, 5.375% 2/15/34	1,000,000	1,017,810
		8,435,238

TOTAL INVESTMENT PORTFOLIO 95.8%
(Cost $642,871,457)		656,839,570

NET OTHER ASSETS – 4.2%		29,149,943
NET ASSETS 100%		$ 685,989,513

Legend

(a) Security initially issued at one coupon
which converts to a higher coupon at a
specified date. The rate shown is the
rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	37.1%
Health Care	10.1%
Escrowed/Pre Refunded	9.1%
Transportation	8.5%
Electric Utilities	8.4%
Water & Sewer	7.2%
Education	6.0%
Special Tax	5.7%
Others* (individually less than 5%)	7.9%
100.0%

*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $642,871,457)		$ 656,839,570
Cash		23,588,310
Receivable for investments sold		4,150,309
Receivable for fund shares sold		1,008,718
Interest receivable		9,524,604
Prepaid expenses		1,924
Other affiliated receivables		6,821
Other receivables		60,302
Total assets		695,180,558

Liabilities
Payable for investments purchased
Regular delivery	$ 5,981
Delayed delivery	6,625,478
Payable for fund shares redeemed	1,281,125
Distributions payable	699,735
Accrued management fee	208,729
Distribution fees payable	190,567
Other affiliated payables	153,466
Other payables and accrued expenses	25,964
Total liabilities		9,191,045

Net Assets		$ 685,989,513
Net Assets consist of:
Paid in capital		$ 669,812,083
Distributions in excess of net investment income		(221,015)
Accumulated undistributed net realized gain (loss) on
investments		2,430,332
Net unrealized appreciation (depreciation) on
investments		13,968,113
Net Assets		$ 685,989,513

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($140,470,875 ÷ 11,028,025 shares)	$ 12.74
Maximum offering price per share (100/95.25 of $12.74)	$ 13.38
Class T:
Net Asset Value and redemption price per share
($313,846,360 ÷ 24,586,559 shares)	$ 12.76
Maximum offering price per share (100/96.50 of $12.76)	$ 13.22
Class B:
Net Asset Value and offering price per share
($72,451,693 ÷ 5,700,682 shares)A	$ 12.71
Class C:
Net Asset Value and offering price per share
($63,235,139 ÷ 4,956,128 shares)A	$ 12.76
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($95,985,446 ÷ 7,563,042 shares)	$ 12.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 15,205,553

Expenses
Management fee	$ 1,241,923
Transfer agent fees	365,781
Distribution fees	1,164,246
Accounting fees and expenses	82,705
Independent trustees’ compensation	1,361
Custodian fees and expenses	5,574
Registration fees	48,275
Audit	26,645
Legal	2,164
Miscellaneous	2,774
Total expenses before reductions	2,941,448
Expense reductions	(164,759)	2,776,689

Net investment income		12,428,864
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,660,091
Futures contracts	94,212
Total net realized gain (loss)		2,754,303
Change in net unrealized appreciation (depreciation) on
investment securities		(6,518,120)
Net gain (loss)		(3,763,817)
Net increase (decrease) in net assets resulting from
operations		$ 8,665,047

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,428,864	$ 23,857,985
Net realized gain (loss)	2,754,303	8,968,764
Change in net unrealized appreciation (depreciation) .	(6,518,120)	(19,180,759)
Net increase (decrease) in net assets resulting from
operations	8,665,047	13,645,990
Distributions to shareholders from net investment income	(12,476,440)	(23,793,542)
Distributions to shareholders from net realized gain	(8,244,683)	(5,181,802)
Total distributions	(20,721,123)	(28,975,344)
Share transactions - net increase (decrease)	39,303,489	51,939,913
Total increase (decrease) in net assets	27,247,413	36,610,559

Net Assets
Beginning of period	658,742,100	622,131,541
End of period (including distributions in excess of net
investment income of $221,015 and distributions in
excess of net investment income of $158,981,
respectively)	$ 685,989,513	$ 658,742,100

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 12.97	$ 13.28	$ 13.00	$ 12.87	$ 12.70	$ 12.02
Income from
Investment
Operations
Net investment
incomeE	.252	.521	.533	.539	.557G	.584
Net realized and
unrealized gain
(loss)	(.067)	(.201)	.301	.137	.168G	.679
Total from investment
operations	.185	.320	.834	.676	.725	1.263
Distributions from net
investment income	(.253)	(.520)	(.532)	(.544)	(.555)	(.583)
Distributions from net
realized gain	(.162)	(.110)	(.022)	(.002)	—	—
Total distributions .	(.415)	(.630)	(.554)	(.546)	(.555)	(.583)
Net asset value, end
of period	$ 12.74	$ 12.97	$ 13.28	$ 13.00	$ 12.87	$ 12.70
Total ReturnB,C,D	1.44%	2.46%	6.56%	5.33%	5.88%	10.72%
Ratios to Average Net AssetsF
Expenses before
reductions	..69%A	.69%	.69%	.68%	.69%	.69%
Expenses net of fee
waivers, if any	.69%A	.69%	.69%	.68%	.69%	.69%
Expenses net of all
reductions	.64%A	.67%	.69%	.68%	.67%	.62%
Net investment
income	3.95%A	3.96%	4.07%	4.15%	4.41%G	4.70%
Supplemental Data
Net assets,
end of period
(000 omitted)	$140,471	$123,844	$101,763	$87,406	$67,457	$46,796
Portfolio turnover
rate	26%A	22%	17%	26%	20%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004		2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 13.00	$ 13.31	$ 13.03		$ 12.89	$ 12.72	$ 12.04
Income from
Investment
Operations
Net investment
incomeE	.246	.509	.522		.529	.546G	.572
Net realized and
unrealized gain
(loss)	(.077)	(.202)	.299		.144	.166G	.679
Total from investment
operations	.169	.307	.821		.673	.712	1.251
Distributions from net
investment income	(.247)	(.507)	(.519)		(.531)	(.542)	(.571)
Distributions from net
realized gain	(.162)	(.110)	(.022)		(.002)	—	—
Total distributions .	(.409)	(.617)	(.541)		(.533)	(.542)	(.571)
Net asset value, end
of period	$ 12.76	$ 13.00	$ 13.31	$	$ 13.03	$ 12.89	$ 12.72
Total ReturnB,C,D	1.31%	2.35%	6.44%		5.30%	5.76%	10.59%
Ratios to Average Net AssetsF
Expenses before
reductions	.79%A	.79%	.79%		.78%	.79%	.79%
Expenses net of fee
waivers, if any	.79%A	.79%	.79%		.78%	.79%	.79%
Expenses net of all
reductions	.74%A	.77%	.78%		.77%	.77%	.72%
Net investment
income	3.85%A	3.86%	3.97%		4.06%	4.31%G	4.60%
Supplemental Data
Net assets,
end of period
(000 omitted)	$313,846	$318,973	$319,734		$340,542	$354,030	$369,295
Portfolio turnover
rate	26%A	22%	17%		26%	20%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 12.94	$ 13.25	$ 12.98	$ 12.85	$ 12.67	$ 12.00
Income from
Investment
Operations
Net investment
incomeE	.203	.421	.435	.443	.462G	.489
Net realized and
unrealized gain
(loss)	(.067)	(.200)	.291	.136	.178G	.671
Total from investment
operations	.136	.221	.726	.579	.640	1.160
Distributions from net
investment income	(.204)	(.421)	(.434)	(.447)	(.460)	(.490)
Distributions from net
realized gain	(.162)	(.110)	(.022)	(.002)	—	—
Total distributions .	(.366)	(.531)	(.456)	(.449)	(.460)	(.490)
Net asset value, end
of period	$ 12.71	$ 12.94	$ 13.25	$ 12.98	$ 12.85	$ 12.67
Total ReturnB,C,D	1.06%	1.70%	5.70%	4.56%	5.19%	9.83%
Ratios to Average Net AssetsF
Expenses before
reductions	1.45%A	1.45%	1.44%	1.43%	1.44%	1.43%
Expenses net of fee
waivers, if any	1.45%A	1.45%	1.44%	1.43%	1.44%	1.43%
Expenses net of all
reductions	1.40%A	1.42%	1.44%	1.42%	1.41%	1.37%
Net investment
income	3.18%A	3.21%	3.32%	3.41%	3.66%G	3.95%
Supplemental Data
Net assets,
end of period
(000 omitted)	$72,452	$82,084	$97,487	$110,853	$109,986	$91,687
Portfolio turnover
rate	26%A	22%	17%	26%	20%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 12.99	$ 13.30	$ 13.02	$ 12.89	$ 12.71	$ 12.04
Income from
Investment
Operations
Net investment
incomeE	.198	.410	.423	.430	.451G	.478
Net realized and
unrealized gain
(loss)	(.068)	(.202)	.300	.135	.176G	.669
Total from investment
operations	.130	.208	.723	.565	.627	1.147
Distributions from net
investment income	(.198)	(.408)	(.421)	(.433)	(.447)	(.477)
Distributions from net
realized gain	(.162)	(.110)	(.022)	(.002)	—	—
Total distributions .	(.360)	(.518)	(.443)	(.435)	(.447)	(.477)
Net asset value, end
of period	$ 12.76	$ 12.99	$ 13.30	$ 13.02	$ 12.89	$ 12.71
Total ReturnB,C,D	1.01%	1.59%	5.65%	4.44%	5.06%	9.69%
Ratios to Average Net AssetsF
Expenses before
reductions	1.54%A	1.54%	1.54%	1.53%	1.53%	1.53%
Expenses net of fee
waivers, if any .	1.54%A	1.54%	1.54%	1.53%	1.53%	1.53%
Expenses net of all
reductions	1.49%A	1.52%	1.54%	1.52%	1.51%	1.47%
Net investment
income	3.09%A	3.11%	3.22%	3.31%	3.57%G	3.85%
Supplemental Data
Net assets,
end of period
(000 omitted)	$63,235	$63,984	$58,984	$59,423	$52,019	$37,324
Portfolio turnover
rate	26%A	22%	17%	26%	20%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 12.92	$ 13.24	$ 12.96	$ 12.83	$ 12.66	$ 11.98
Income from
Investment
Operations
Net investment
incomeD	.260	.540	.551	.556	.573F	.598
Net realized and
unrealized gain
(loss)	(.065)	(.208)	.304	.139	.170F	.682
Total from investment
operations	.195	.332	.855	.695	.743	1.280
Distributions from net
investment income	(.263)	(.542)	(.553)	(.563)	(.573)	(.600)
Distributions from net
realized gain	(.162)	(.110)	(.022)	(.002)	—	—
Total distributions .	(.425)	(.652)	(.575)	(.565)	(.573)	(.600)
Net asset value, end
of period	$ 12.69	$ 12.92	$ 13.24	$ 12.96	$ 12.83	$ 12.66
Total ReturnB,C	1.52%	2.56%	6.75%	5.50%	6.05%	10.91%
Ratios to Average Net AssetsE
Expenses before
reductions	.53%A	.53%	.54%	.54%	.55%	.54%
Expenses net of fee
waivers, if any	.53%A	.53%	.54%	.54%	.55%	.54%
Expenses net of all
reductions	.49%A	.51%	.53%	.53%	.52%	.48%
Net investment
income	4.10%A	4.13%	4.23%	4.30%	4.55%F	4.84%
Supplemental Data
Net assets,
end of period
(000 omitted)	$95,985	$69,857	$44,164	$44,960	$31,703	$21,842
Portfolio turnover
rate	26%A	22%	17%	26%	20%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

37 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,639,671
Unrealized depreciation	(4,398,350)
Net unrealized appreciation (depreciation)	$ 14,241,321

Cost for federal income tax purposes	$ 642,598,249

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Semiannual Report

38

2. Operating Policies continued
Delayed Delivery Transactions and When Issued Securities continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $96,627,311 and $83,743,692, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average

39 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued
Management Fee continued

net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 97,978	$ 2,633
Class T	0%	.25%	398,209	5,234
Class B	.65%	.25%	349,358	253,889
Class C	.75%	.25%	318,701	65,379
			$ 1,164,246	$ 327,135

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to Febru ary 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 40,014
Class T	18,490
Class B*	101,130
Class C*	8,208
$ 167,842

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report 40

4. Fees and Other Transactions with Affiliates continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the fund. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A	$ 70,442	.11*
Class T	173,265	.11*
Class B	45,457	.12*
Class C	34,435	.11*
Institutional Class	42,182	.11*
	$ 365,781
* Annualized

Citibank also has a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $651 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

41 Semiannual Report

Notes to Financial Statements (Unaudited) continued
6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $5,574 and $82,705, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 14,433
Class T	37,522
Class B	9,142
Class C	6,904
Institutional Class	8,479
$ 76,480

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 2,560,161	$ 4,352,247
Class T	6,087,752	12,293,343
Class B	1,236,273	2,889,040
Class C	979,661	1,912,870
Institutional Class	1,612,593	2,346,042
Total	$ 12,476,440	$ 23,793,542
From net realized gain
Class A	$ 1,555,692	$ 849,843
Class T	3,978,415	2,646,649
Class B	1,007,878	802,913
Class C	788,459	495,651
Institutional Class	914,239	386,746
Total	$ 8,244,683	$ 5,181,802

Semiannual Report 42

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	2,427,371	3,538,994	$31,233,289	$46,541,886
Reinvestment of
distributions	220,182	260,181	2,829,770	3,414,353
Shares redeemed	(1,168,583)	(1,912,570)	(15,040,846)	(25,132,123)
Net increase (decrease)	1,478,970	1,886,605	$19,022,213	$24,824,116
Class T
Shares sold	1,943,929	3,536,120	$25,087,927	$46,651,169
Reinvestment of
distributions	603,080	836,332	7,764,803	10,998,832
Shares redeemed	(2,504,156)	(3,856,498)	(32,295,990)	(50,817,550)
Net increase (decrease)	42,853	515,954	$ 556,740	$ 6,832,451
Class B
Shares sold	192,632	461,635	$ 2,474,989	$ 6,060,771
Reinvestment of
distributions	106,372	167,091	1,363,791	2,187,643
Shares redeemed	(941,220)	(1,641,543)	(12,089,149)	(21,554,810)
Net increase (decrease)	(642,216)	(1,012,817)	$ (8,250,369)	$ (13,306,396)
Class C
Shares sold	693,660	1,328,623	$ 8,945,402	$17,510,616
Reinvestment of
distributions	90,773	114,142	1,168,187	1,500,047
Shares redeemed	(753,917)	(951,725)	(9,729,264)	(12,532,673)
Net increase (decrease)	30,516	491,040	$ 384,325	$ 6,477,990
Institutional Class
Shares sold	2,826,736	2,803,468	$36,159,443	$36,736,293
Reinvestment of
distributions	47,182	26,000	602,761	340,092
Shares redeemed	(715,889)	(760,791)	(9,171,624)	(9,964,633)
Net increase (decrease)	2,158,029	2,068,677	$27,590,580	$27,111,752

43 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Municipal Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

44

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

45 Semiannual Report

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51 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

HIM-USAN-0606 1.784901.103

Fidelity® Advisor Municipal Income Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	28	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	37	Notes to the financial statements.
Board Approval of	44
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,014.40	$ 3.45
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Class T
Actual	$ 1,000.00	$ 1,013.10	$ 3.94
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Class B
Actual	$ 1,000.00	$ 1,010.60	$ 7.23
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25

Semiannual Report 4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class C
Actual	$ 1,000.00	$ 1,010.10	$ 7.68
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.70
Institutional Class
Actual	$ 1,000.00	$ 1,015.20	$ 2.65
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	69%
Class T	79%
Class B	1.45%
Class C	1.54%
Institutional Class	53%

5 Semiannual Report

Investment Changes

Top Five States as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	15.2	15.4
California	11.2	8.2
Illinois	10.3	10.8
New York	9.3	9.0
Washington	7.5	8.0
Top Five Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	37.1	33.8
Health Care	10.1	9.7
Escrowed/Pre Refunded	9.1	9.8
Transportation	8.5	9.7
Electric Utilities	8.4	10.4
Average Years to Maturity as of April 30, 2006
		6 months ago
Years	15.3	15.3

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of April 30, 2006
6 months ago
Years	6.6	6.9

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 95.8%
	Principal	Value (Note 1)
	Amount
Alabama – 0.4%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev.
Series B, 5% 1/1/43 (MBIA Insured)	$ 300,000	$ 304,221
Oxford Gen. Oblig. 5.75% 5/1/25 (Pre-Refunded to
5/1/09 @ 102) (e)	1,000,000	1,076,410
Phenix City Gen. Oblig. 5.65% 8/1/21 (AMBAC
Insured)	1,000,000	1,081,050
		2,461,681

Alaska – 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A,
5.45% 7/1/09 (AMBAC Insured) (d)	1,500,000	1,527,435
Arizona – 1.3%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev.
Series A1, 5.875% 5/1/18 (d)	1,300,000	1,369,511
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp.
Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,011,760
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln
Health Network Proj.) 5% 12/1/29	1,575,000	1,547,107
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29
(MBIA Insured)	1,000,000	1,035,620
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0%
12/1/14 (Escrowed to Maturity) (e)	3,750,000	2,583,825
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/17
(AMBAC Insured)	1,000,000	1,055,970
		8,603,793

Arkansas – 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33
(FSA Insured)	1,000,000	1,034,240
California – 11.2%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Series A, 5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,085,460
California Econ. Recovery Series A:
5% 7/1/15 (MBIA Insured)	1,800,000	1,911,312
5.25% 7/1/13 (MBIA Insured)	1,100,000	1,188,385
5.25% 7/1/14 (FGIC Insured)	900,000	974,367
California Gen. Oblig.:
5% 3/1/15	1,000,000	1,053,160
5.25% 2/1/11	2,300,000	2,435,217
5.25% 2/1/14	2,400,000	2,565,120
5.25% 2/1/15	1,200,000	1,276,380
5.25% 2/1/16	1,000,000	1,063,010
5.25% 2/1/24	1,000,000	1,047,120

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
California – continued
California Gen. Oblig.: – continued
5.25% 2/1/28	$ 1,200,000	$ 1,249,752
5.25% 2/1/33	2,000,000	2,075,680
5.25% 12/1/33	2,300,000	2,401,407
5.25% 4/1/34	2,200,000	2,293,852
5.5% 3/1/11	3,500,000	3,747,240
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (e)	200,000	213,648
5.5% 4/1/30	4,000,000	4,288,360
5.5% 11/1/33	5,400,000	5,779,296
5.625% 5/1/20	335,000	357,773
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific
Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (c)(d)	1,200,000	1,195,236
California Pub. Works Board Lease Rev.:
(Richmond Lab., Phase III Office Bldg. Proj.) Series B,
5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured) .	2,585,000	2,754,033
Series 2005 A, 5.25% 6/1/30	2,000,000	2,071,480
Series 2005 H, 5% 6/1/18	1,425,000	1,473,279
Series 2005 K, 5% 11/1/17	2,300,000	2,389,861
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser
Fund Hosp./Health Place, Inc. Proj.) Series 2002 C,
3.85%, tender 6/1/12 (c)	500,000	488,850
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6% 7/1/09	335,000	335,496
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	707,175
5% 1/15/16 (MBIA Insured)	400,000	417,764
5.75% 1/15/40	600,000	607,458
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,200,000	1,335,180
Series A:
5% 6/1/35 (FGIC Insured)	2,200,000	2,248,554
5% 6/1/38 (FGIC Insured)	1,550,000	1,579,388
5% 6/1/45	5,650,000	5,700,229
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,060,360
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,328,561
Los Angeles Unified School District Series A:
5.375% 7/1/17 (MBIA Insured)	835,000	902,051
5.375% 7/1/18 (Pre-Refunded to 7/1/13 @ 100) (e)	1,000,000	1,095,260
North City West School Facilities Fing. Auth. Spl. Tax
Series C, 5% 9/1/10 (AMBAC Insured) (b)	1,290,000	1,344,322

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
California – continued
San Diego Unified School District (Election of 1998 Proj.)
Series E2, 5.5% 7/1/26 (FSA Insured)	$ 2,300,000	$ 2,642,447
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	1,033,825
Univ. of California Revs. (UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	1,755,000	1,896,909
5.5% 5/15/20 (AMBAC Insured)	2,000,000	2,155,060
		76,769,317

Colorado – 1.6%
Colorado Health Facilities Auth. Retirement Hsg. Rev.
(Liberty Heights Proj.) 0% 7/15/22 (Escrowed to
Maturity) (e)	1,365,000	626,317
Colorado Springs Arpt. Rev. Series C, 0% 1/1/08 (MBIA
Insured)	870,000	816,599
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr.
Rev. Series 2001 A:
5.625% 9/1/13	235,000	254,552
5.625% 9/1/14	230,000	248,791
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr.
Resources Rev. (Parker Wtr. and Sanitation District
Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,817,580
Dawson Ridge Metropolitan District # 1 Series B, 0%
10/1/22 (Escrowed to Maturity) (e)	2,000,000	908,420
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75%
9/1/29 (MBIA Insured)	1,200,000	1,303,836
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to
Maturity) (e)	2,275,000	1,806,214
		10,782,309

Connecticut – 0.8%
Connecticut Health & Edl. Facilities Auth. Rev. (Loomis
Chaffee School Proj.) 5.25% 7/1/28 (AMBAC
Insured)	1,760,000	1,946,437
Eastern Connecticut Resources Recovery Auth. Solid
Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5%
1/1/20 (d)	3,350,000	3,354,221
		5,300,658

District Of Columbia – 2.0%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (e)	150,000	150,842
Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	923,832

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
District Of Columbia – continued
District of Columbia Gen. Oblig.: – continued
5.25% 6/1/26 (FSA Insured)		$ 6,000,000	$ 6,228,780
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75%
9/15/20 (MBIA Insured)		1,490,000	1,595,030
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14
(MBIA Insured)		2,000,000	2,114,540
(Nat’l. Academy of Sciences Proj.) Series A, 5%
1/1/19 (AMBAC Insured)		2,500,000	2,583,725
			13,596,749

Florida – 1.4%
Flagler County School Board Ctfs. Series A, 5% 8/1/12
(FSA Insured)		1,000,000	1,050,770
Florida Board of Ed. Cap. Outlay Series B, 5.5%
6/1/16 (FGIC Insured)		1,000,000	1,079,620
Florida Correctional Privatization Communications Ctfs.
of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)		1,000,000	1,049,510
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series B, 5% 11/15/14		1,000,000	1,043,010
3.95%, tender 9/1/12 (c)		1,300,000	1,265,134
5%, tender 11/16/09 (c)		1,800,000	1,855,188
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA
Insured)		1,000,000	1,019,410
Miami-Dade County Aviation Rev. Series A, 5%
10/1/38 (CIFG North America Insured) (d)		1,000,000	1,015,720
Seminole County School Board Ctfs. of Prtn. Series A,
5% 7/1/20 (MBIA Insured)		500,000	518,190
			9,896,552

Georgia – 2.7%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA
Insured) (d)		1,000,000	1,054,460
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)		2,400,000	2,448,264
5% 11/1/43 (FSA Insured)		9,070,000	9,214,304
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)		2,200,000	2,314,400
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev.
Series 2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10
@ 102) (e)		1,100,000	1,208,130
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21
(Escrowed to Maturity) (e)		1,100,000	523,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Georgia – continued
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21
(Escrowed to Maturity) (e)	$ 1,165,000	$ 554,144
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp.
Proj.) Series C, 0% 12/1/21 (Escrowed to
Maturity) (e)	2,500,000	1,189,150
		18,506,078

Hawaii – 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11
(FGIC Insured) (d)	1,300,000	1,528,956
Illinois – 10.3%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C, 5.25%
12/1/19 (MBIA Insured)	1,300,000	1,382,420
Series A:
0% 12/1/16 (FGIC Insured)	1,300,000	801,905
5.5% 12/1/27 (AMBAC Insured)	1,000,000	1,134,130
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	3,965,876
0% 1/1/24 (FGIC Insured)	6,110,000	2,666,648
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC
Insured)	1,000,000	1,012,630
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,050,150
5% 1/1/42 (AMBAC Insured)	1,700,000	1,725,993
5.25% 1/1/33 (MBIA Insured)	1,070,000	1,108,028
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (e)	30,000	32,186
5.5% 1/1/38 (MBIA Insured)	255,000	269,765
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (e) .	10,000	10,835
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (e) .	735,000	796,336
5.5% 1/1/40 (FGIC Insured)	525,000	552,930
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA
Insured) (d)	300,000	306,741
Chicago O’Hare Int’l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	900,000	926,442
6.25% 1/1/09 (AMBAC Insured) (d)	3,325,000	3,443,237
Series B, 5.25% 1/1/14 (FGIC Insured)	1,000,000	1,071,500
5.5% 1/1/09 (AMBAC Insured) (d)	1,250,000	1,298,100
Chicago Park District Series A, 5.5% 1/1/19 (FGIC
Insured)	155,000	164,788

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Illinois – continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas
Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC
Insured)	$ 1,400,000	$ 1,400,854
Coles, Cumberland, Moultrie & Shelby Counties Cmnty.
Unit School District #2, Mattoon 5.8% 2/1/17 (Pre-
Refunded to 2/1/11 @ 100) (e)	1,000,000	1,089,190
Cook County Gen. Oblig. Series C, 5% 11/15/25
(AMBAC Insured)	1,100,000	1,130,195
DuPage County Cmnty. High School District #108, Lake
Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,466,254
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,588,605
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (c)(d)	2,810,000	2,791,370
Illinois Dev. Fin. Auth. Retirement 0% 7/15/23
(Escrowed to Maturity) (e)	2,900,000	1,259,702
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	2,500,000	2,690,925
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,074,240
Series 2006, 5.5% 1/1/31	1,000,000	1,146,370
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,056,740
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,055,880
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,167,940
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75%
10/1/24	2,100,000	2,176,776
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,055,800
(Riverside Health Sys. Proj.) 6.8% 11/15/20
(Pre-Refunded to 11/15/10 @ 101) (e)	1,500,000	1,701,750
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,492,060
6% 6/15/20	600,000	647,700
Joliet School District #86 Gen. Oblig. Cap. Appreciation
0% 11/1/19 (FSA Insured)	2,000,000	1,069,900
Lake County Cmnty. High School District #117, Antioch
Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	914,377
Lake County Warren Township High School District
#121, Gurnee Series C, 5.5% 3/1/23 (AMBAC
Insured)	1,795,000	1,959,637
Metropolitan Pier & Exposition Auth. Dedicated State Tax
Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,589,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Illinois – continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax
Rev. (McCormick Place Expansion Proj.): – continued
Series A:
0% 6/15/16 (FGIC Insured)	$ 2,370,000	$ 1,500,447
0% 6/15/22 (MBIA Insured)	1,060,000	504,518
0% 12/15/24 (MBIA Insured)	3,090,000	1,301,230
Ogle, Lee & DeKalb Counties Township High School
District #212:
6% 12/1/16 (MBIA Insured)	60,000	66,228
6% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	940,000	1,044,030
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15
(MBIA Insured)	3,700,000	2,497,426
Will County Forest Preservation District Series B, 0%
12/1/14 (FGIC Insured)	1,000,000	688,440
		70,848,733

Indiana – 2.5%
Anderson School Bldg. Corp. 5.5% 7/15/23 (Pre-Re-
funded to 7/15/14 @ 100) (e)	1,330,000	1,464,317
Crown Point Multi-School Bldg. Corp. 5% 1/15/20
(FGIC Insured)	1,260,000	1,313,701
Franklin Township Independent School Bldg. Corp.,
Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,925,020
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured) (b)	2,600,000	3,139,162
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint
Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,556,295
Indiana Trans. Fin. Auth. Hwy. Series A, 0% 6/1/17
(AMBAC Insured)	1,000,000	601,620
Muncie School Bldg. Corp. 5.25% 7/10/13 (MBIA
Insured)	1,670,000	1,799,158
North Adams Cmnty. Schools Renovation Bldg. Corp. 0%
1/15/17 (FSA Insured)	1,230,000	752,920
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (d)	2,000,000	2,114,300
Portage Township Multi-School Bldg. Corp. 5.25%
7/15/26 (MBIA Insured)	1,195,000	1,263,677
South Harrison School Bldg. Corp. Series A, 5.25%
1/15/25 (FSA Insured)	1,150,000	1,218,241
		17,148,411

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Iowa 0.9%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30
(Pre-Refunded to 2/15/10 @ 101) (e)		$ 1,870,000	$ 2,028,520
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3%
6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)		4,000,000	4,249,480
			6,278,000

Kansas 1.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (c)		1,000,000	1,007,830
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15		335,000	354,031
5.25% 11/15/16		955,000	1,003,208
(Sisters of Charity of Leavenworth Health Svcs. Corp.
Proj.) Series J, 6.25% 12/1/28		1,500,000	1,626,750
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of
Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)		2,390,000	2,462,991
5% 12/1/14 (MBIA Insured)		500,000	515,270
5.25% 12/1/09 (MBIA Insured)		1,420,000	1,473,846
5.25% 12/1/11 (MBIA Insured)		1,750,000	1,814,593
			10,258,519

Kentucky 0.3%
Louisville & Jefferson County Metropolitan Swr. District
Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37
(FGIC Insured)		2,170,000	2,301,372
Louisiana – 0.1%
New Orleans Gen. Oblig. 0% 9/1/15 (AMBAC Insured)		700,000	449,722
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5%
5/15/30		420,000	435,826
			885,548

Maine – 0.2%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)		1,000,000	1,055,590
Maryland 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev.
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (e)		1,665,000	1,812,486
5.75% 7/1/13 (Escrowed to Maturity) (e)		1,015,000	1,104,909
			2,917,395

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Massachusetts 4.6%
Massachusetts Bay Trans. Auth. Series A, 5% 7/1/31	$ 2,000,000	$ 2,063,660
Massachusetts Gen. Oblig.:
Series 2005 A, 5% 3/1/22	3,500,000	3,641,645
Series 2005 C, 5.25% 9/1/23	2,800,000	2,989,140
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,000,000	1,058,950
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @
100) (e)	2,000,000	2,149,620
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @
100) (e)	1,200,000	1,289,772
Massachusetts Health & Edl. Facilities Auth. Rev. (New
England Med. Ctr. Hosp. Proj.) Series G, 5.375%
7/1/24 (MBIA Insured)	500,000	501,535
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	730,504
0% 8/1/10	4,500,000	3,753,450
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A:
5% 8/15/23 (FSA Insured)	5,000,000	5,222,400
5% 8/15/30 (FSA Insured)	4,500,000	4,662,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll.
Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25%
8/1/13	10,000	10,427
Springfield Gen. Oblig. 5% 8/1/20 (MBIA Insured)	3,335,000	3,480,273
		31,553,376

Michigan – 1.2%
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25%
7/1/33 (FGIC Insured)	1,065,000	1,110,316
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,498,090
Michigan Hosp. Fin. Auth. Hosp. Rev. (McLaren Health
Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,045,780
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William
Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,443,403
Willow Run Cmnty. Schools County of Washtenaw 5%
5/1/20 (FSA Insured)	1,000,000	1,040,400
		8,137,989

Minnesota 1.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. (Healthspan Corp. Proj.) Series A,
4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,812,708

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Minnesota – continued
Minneapolis & Saint Paul Metropolitan Arpts.
Commission Arpt. Rev. Series 2001 C, 5.25% 1/1/32
(FGIC Insured)		$ 1,000,000	$ 1,037,540
Minneapolis Health Care Sys. Rev. (Allina Health Sys.
Proj.) Series 2002 A, 6% 11/15/23		1,000,000	1,087,020
Rochester Health Care Facilities Rev. (Mayo Foundation
Proj.) Series A, 5.5% 11/15/27		590,000	615,022
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group
Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)		2,000,000	2,154,240
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A,
5.875% 5/1/30		1,400,000	1,425,886
Series 2003 11, 5.25% 12/1/18		1,000,000	1,060,180
			9,192,596

Missouri – 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll.
Cont. & Drinking Wtr. Rev. (State Revolving Fund
Prog.) Series 2003 A, 5.125% 1/1/21		1,010,000	1,058,955
Montana 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (c)		1,500,000	1,538,010
Montana Board of Regents Higher Ed. Rev. (Montana
State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)		1,000,000	1,031,510
			2,569,520

Nevada 0.7%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22
(AMBAC Insured) (d)		1,000,000	1,042,430
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30
(MBIA Insured)		500,000	524,355
Clark County School District Series C, 5.375% 6/15/15
(Pre-Refunded to 6/15/12 @ 100) (e)		1,000,000	1,083,500
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)		1,000,000	1,063,310
5.25% 6/1/17 (MBIA Insured)		1,000,000	1,060,360
			4,773,955

New Hampshire – 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (c)(d)		1,000,000	979,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
New Jersey – 3.2%
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	$ 1,500,000	$ 1,677,405
Series 2005 O:
5.25% 3/1/23	2,000,000	2,106,660
5.25% 3/1/26	915,000	959,725
Series O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,066,080
5.25% 3/1/25	1,500,000	1,575,540
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25
(FSA Insured)	900,000	938,493
New Jersey Trans. Trust Fund Auth. Series B, 5.25%
12/15/22 (AMBAC Insured)	400,000	437,776
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25%
8/1/17 (FGIC Insured)	2,000,000	2,126,580
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	2,350,000	2,346,428
6.125% 6/1/24	3,300,000	3,555,486
6.125% 6/1/42	1,600,000	1,679,296
6.375% 6/1/32	1,400,000	1,521,310
6.75% 6/1/39	600,000	668,730
Union County Impt. Auth. (Juvenile Detention Ctr. Facility
Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,086,400
		21,745,909

New Mexico – 1.1%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (d)	3,970,000	4,160,878
6.75% 7/1/09 (AMBAC Insured) (d)	450,000	484,848
6.75% 7/1/11 (AMBAC Insured) (d)	1,805,000	2,001,438
New Mexico Edl. Assistance Foundation Student Ln. Rev.
Series IV A2, 6.65% 3/1/07	1,000,000	1,012,020
		7,659,184

New York – 9.3%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo
City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	1,500,000	1,648,230
5.75% 5/1/21 (FSA Insured)	1,200,000	1,300,968
Series 2004:
5.75% 5/1/21 (FSA Insured)	4,900,000	5,453,455
5.75% 5/1/25 (FSA Insured)	600,000	668,634

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
New York – continued
Long Island Pwr. Auth. Elec. Sys. Rev. 5% 12/1/26 (XL
Cap. Assurance, Inc. Insured)	$ 1,400,000	$ 1,453,872
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	4,300,000	4,687,559
Series F, 5.25% 11/15/27 (MBIA Insured)	500,000	530,305
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	1,000,000	1,001,310
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (e)	700,000	754,495
Metropolitan Trans. Auth. Transit Facilities Rev. Series C,
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (e) .	150,000	157,346
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC
Insured)	300,000	314,598
New York City Gen. Oblig.:
Series 2003 I, 5.75% 3/1/16	715,000	779,264
Series 2005 G:
5% 8/1/14	3,600,000	3,785,904
5% 8/1/15	1,000,000	1,051,310
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	639,960
Series C:
5.75% 3/15/27 (FSA Insured)	135,000	146,065
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @
100) (e)	365,000	402,500
Subseries 2005 F1, 5.25% 9/1/14	1,200,000	1,283,352
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA
Insured) (d)	705,000	720,841
New York City Indl. Dev. Agcy. Spl. Facilities Rev.
(Terminal One Group Assoc. Proj.) 5% 1/1/09 (d)	1,000,000	1,021,910
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	518,960
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,075,840
New York City Trust Cultural Resources Rev. (Museum of
Modern Art Proj.) Series 2001 D, 5.125% 7/1/31
(AMBAC Insured)	1,000,000	1,040,880
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,622,160
Series C, 7.5% 7/1/10	435,000	467,843
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14
(MBIA Insured)	6,150,000	6,397,107
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,095,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
New York – continued
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev. Series F:
4.875% 6/15/18	$ 870,000	$ 891,306
4.875% 6/15/20	795,000	813,333
5% 6/15/15	305,000	315,623
New York State Thruway Auth. Gen. Rev. Series 2005 G,
5.25% 1/1/27 (FSA Insured)	1,600,000	1,706,512
New York State Thruway Auth. Svc. Contract Rev. 5.5%
4/1/16	305,000	328,031
New York Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,032,320
Series A, 5.75% 2/15/16	10,000	10,720
Series B, 5.25% 2/1/29 (a)	1,100,000	1,164,669
Sales Tax Asset Receivables Corp. Series A, 5.25%
10/15/27 (AMBAC Insured)	1,500,000	1,598,940
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	1,400,000	1,503,292
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,060,540
5.25% 6/1/22 (AMBAC Insured)	950,000	1,003,941
5.5% 6/1/14	1,200,000	1,254,432
5.5% 6/1/16	4,700,000	4,962,683
Series C1:
5.5% 6/1/15	1,500,000	1,584,405
5.5% 6/1/16	1,000,000	1,065,910
5.5% 6/1/17	1,300,000	1,382,628
Tsasc, Inc. Rev. Series 1, 5.5% 7/15/24 (Pre-Refunded
to 7/15/12 @ 100) (e)	1,200,000	1,289,496
		63,988,559

New York & New Jersey – 0.3%
Port Auth. of New York & New Jersey 124th Series, 5%
8/1/13 (FGIC Insured) (d)	500,000	513,005
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (d)	1,400,000	1,574,902
		2,087,907

North Carolina – 2.3%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.)
Series G, 5% 6/1/33	1,000,000	1,022,080
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC
Insured)	1,195,000	1,280,156

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
North Carolina – continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke
Univ. Proj.) Series A:
5.125% 10/1/41	$ 1,745,000	$ 1,790,056
5.125% 7/1/42	5,155,000	5,309,341
5.25% 7/1/42	1,300,000	1,355,198
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,575,000	1,669,658
Series B, 7.25% 1/1/07	1,000,000	1,019,800
Series D, 6.7% 1/1/19	1,115,000	1,215,004
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn.
(North Carolina Correctional Facilities Proj.) Series A,
5% 2/1/18	1,000,000	1,042,280
		15,703,573

Ohio – 0.6%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series
B, 8.875% 8/1/08 (d)	1,005,000	1,007,884
Fairborn City School District (School Impt. Proj.) 5.75%
12/1/26 (Pre-Refunded to 12/1/10 @ 101) (e)	1,000,000	1,094,020
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded
to 5/1/11 @ 101) (e)	1,500,000	1,632,435
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	448,118
		4,182,457

Oklahoma – 1.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	1,000,000	1,063,300
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,848,262
Oklahoma Industries Auth. Rev. (Health Sys. Oblig.
Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	865,000	914,573
5.75% 8/15/29 (Pre-Refunded to 8/15/09 @
101) (e)	635,000	678,656
6% 8/15/19 (MBIA Insured)	1,740,000	1,866,237
6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (e)	1,260,000	1,356,264
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A,
5.75% 10/1/25 (MBIA Insured)	3,000,000	3,206,520
		10,933,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Oregon – 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series
A, 5.375% 5/1/15 (AMBAC Insured)	$ 1,715,000	$ 1,843,745
Yamhill County School District #029J Newberg 5.5%
6/15/19 (FGIC Insured)	1,000,000	1,118,230
		2,961,975

Pennsylvania – 2.7%
Annville-Cleona School District 5.5% 3/1/22 (FSA
Insured)	1,250,000	1,370,688
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,074,670
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,730,974
Delaware County Auth. College Rev. (Haverford College
Proj.) 5.75% 11/15/29	3,500,000	3,770,270
Montgomery County Higher Ed. & Health Auth. Hosp.
Rev. (Abington Memorial Hosp. Proj.) Series A, 6%
6/1/16 (AMBAC Insured)	1,860,000	2,111,435
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (d)	2,000,000	2,116,740
(Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (c)(d)	500,000	498,875
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette
College Proj.) 6% 5/1/30	3,065,000	3,297,419
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,439,900
		18,410,971

Puerto Rico 0.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (e)	745,000	796,010
Series C, 5.5% 7/1/20 (FGIC Insured)	2,000,000	2,236,640
		3,032,650

Rhode Island – 0.8%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A,
5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,062,500
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev.
Series A, 7% 7/1/14 (FSA Insured) (d)	4,000,000	4,528,880
		5,591,380

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
South Carolina – 1.2%
Greenville County School District Installment Purp. Rev.
5% 12/1/12	$ 3,750,000	$ 3,936,113
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities
Rev. (Palmetto Health Alliance Proj.) Series A, 7.375%
12/15/21 (Pre-Refunded to 12/15/10 @ 102) (e)	1,000,000	1,162,190
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18
(MBIA Insured)	1,000,000	1,059,680
Series A, 5.5% 1/1/16 (FGIC Insured)	1,000,000	1,103,980
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B,
6.375% 5/15/28	545,000	582,294
		7,844,257

Tennessee – 0.5%
Metropolitan Govt. Nashville & Davidson County Health
& Edl. Facilities Board Rev. (Ascension Health Cr.
Group Proj.) Series A, 6% 11/15/30 (Pre-Refunded to
11/15/09 @ 101) (e)	200,000	216,582
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (e)	1,120,000	1,280,474
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (e)	1,880,000	2,149,366
		3,646,422

Texas 15.2%
Abilene Independent School District 5% 2/15/19	1,090,000	1,136,336
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,376,328
Aledo Independent School District Series A, 5.125%
2/15/33	1,000,000	1,036,050
Austin Cmnty. College District 5.5% 8/1/34	1,000,000	1,078,890
Austin Independent School District 5.25% 8/1/14 (b)	1,000,000	1,078,250
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/12 (MBIA
Insured) (b)	1,000,000	1,041,810
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,567,380
Canyon Independent School District Series A, 5.5%
2/15/18	1,575,000	1,701,410
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA
Insured)	1,000,000	1,076,300
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,060,533
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/14	3,200,000	2,285,728
0% 2/15/16	1,400,000	901,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Texas continued
Cypress-Fairbanks Independent School District: -
continued
5.75% 2/15/21 (Pre-Refunded to 2/15/12 @
100) (e)	$ 1,000,000	$ 1,098,690
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	1,000,000	1,049,870
Garland Independent School District 5.5% 2/15/19	2,500,000	2,632,075
Grand Prairie Independent School District 5.375%
2/15/16 (FSA Insured)	1,000,000	1,071,100
Grapevine Gen. Oblig. 5.75% 8/15/18 (Pre-Refunded
to 8/15/10 @ 100) (e)	1,250,000	1,350,563
Guadalupe-Blanco River Auth. Contract Rev. (Western
Canyon Reg’l. Wtr. Supply Proj.) 5.25% 4/15/20
(MBIA Insured)	1,000,000	1,057,140
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	1,600,000	1,669,584
0% 10/1/17 (MBIA Insured)	2,500,000	1,484,525
0% 8/15/24 (MBIA Insured)	1,000,000	417,870
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12 (Pre-Refunded to
8/15/11 @ 100) (e)	1,000,000	1,079,130
5.75% 2/15/21 (Pre-Refunded to 8/15/12 @
100) (e)	1,310,000	1,442,284
Hays Consolidated Independent School District Series A,
5.125% 8/15/30	1,000,000	1,044,620
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (d)	1,000,000	1,058,780
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,472,562
Houston Independent School District 0% 8/15/13	1,300,000	952,926
Humble Independent School District:
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,918,440
0% 2/15/17	1,000,000	613,660
Hurst Euless Bedford Independent School District 0%
8/15/11	1,000,000	807,000
Kennedale Independent School District 5.5% 2/15/29	1,100,000	1,187,208
Lewisville Independent School District 0% 8/15/19	2,340,000	1,262,453
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,123,668
5.75% 8/15/14	1,100,000	1,188,495
Lower Colorado River Auth. Transmission Contract Rev.
(LCRA Transmission Services Corp. Proj.) Series C,
5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,062,730

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Texas continued
Mansfield Independent School District:
5.375% 2/15/26	$ 1,000,000	$ 1,056,140
5.5% 2/15/17	2,000,000	2,145,920
Mesquite Independent School District 3.65%, tender
12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	1,000,000	1,000,000
Montgomery County Muni. Util. District #46 5% 3/1/21
(FSA Insured)	1,040,000	1,070,919
Mount Pleasant Independent School District 5.5%
2/15/22	2,590,000	2,756,718
North Central Health Facilities Dev. Corp. Rev.
(Children’s Med. Ctr. of Dallas Proj.) 5.5% 8/15/16
(AMBAC Insured)	1,230,000	1,317,035
Northside Independent School District 5.5% 2/15/15	940,000	1,004,569
Northwest Texas Independent School District 5.5%
8/15/21	3,185,000	3,425,053
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series B, 5.75%, tender 11/1/11 (c)(d)	4,000,000	4,243,000
San Antonio Elec. & Gas Systems Rev.:
3.55%, tender 12/1/07 (c)	1,500,000	1,495,185
5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (e)	75,000	76,736
San Marcos Consolidated Independent School District:
5% 8/1/14	1,145,000	1,214,753
5% 8/1/20	1,525,000	1,588,669
5.125% 8/1/29	1,900,000	1,979,572
Southwest Higher Ed. Auth. Rev. (Southern Methodist
Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,436,341
Spring Branch Independent School District 5.375%
2/1/18	1,000,000	1,057,490
Tarrant County Health Facilities Dev. Corp. Hosp. Rev.
5.375% 11/15/20	1,000,000	1,025,780
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,715,000	3,820,046
0% 9/1/11 (Escrowed to Maturity) (e)	35,000	28,224
0% 9/1/15 (MBIA Insured)	1,100,000	730,290
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College
Proj.) 6.25% 8/1/09 (MBIA Insured)	825,000	854,807
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,050,000	4,307,945
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,101,462
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,048,250
Travis County Health Facilities Dev. Corp. Rev.
(Ascension Health Cr. Prog.) Series A, 6.25%
11/15/19 (Pre-Refunded to 11/15/09 @ 101) (e)	4,000,000	4,364,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Texas continued
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5%
2/1/15 (MBIA Insured)	$ 1,860,000	$ 1,973,441
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.) 6%
7/1/27	1,000,000	1,058,900
White Settlement Independent School District 5.75%
8/15/34	1,440,000	1,564,531
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35,000	37,200
6% 8/15/19 (Pre-Refunded to 8/15/10 @ 100) (e)	1,000,000	1,090,270
Willis Independent School District 5% 2/15/14	1,300,000	1,375,439
Ysleta Independent School District 0% 8/15/09	4,065,000	3,562,444
		104,197,473

Utah 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	393,959
6.5% 7/1/09 (Escrowed to Maturity) (e)	635,000	688,137
Series B, 5.75% 7/1/16 (MBIA Insured)	1,025,000	1,068,019
Salt Lake City School District Series B, 5% 3/1/12	1,380,000	1,463,545
		3,613,660

Vermont – 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher
Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,093,320
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	432,164
		1,525,484

Washington 7.5%
Chelan County Pub. Util. District #1 Columbia River-Rock
Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	1,000,000	598,370
0% 6/1/29 (MBIA Insured)	2,000,000	641,280
Clark County School District #114, Evergreen 5.375%
12/1/14 (FSA Insured)	3,040,000	3,261,768
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/15	1,000,000	1,057,920
Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,435,080
Grant County Pub. Util. District #2 (Priest Rapids Hydro-
Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA
Insured) (d)	1,715,000	1,794,970

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Washington – continued
Grant County Pub. Util. District #2 Wanapum Hydro
Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (d) .	$ 1,950,000	$ 2,021,253
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,902,760
5.5% 1/1/21 (FSA Insured)	1,615,000	1,730,295
Port of Seattle Passenger Facilities Charge Rev. Series B,
5.25% 12/1/14 (AMBAC Insured) (d)	3,000,000	3,103,050
Spokane County School District #81 5.25% 12/1/18
(FSA Insured)	1,000,000	1,061,170
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,057,220
Spokane Pub. Facilities District Hotel/Motel Tax &
Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,108,570
Tumwater School District #33, Thurston County Series
1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,336,720
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,053,050
Series C, 5.25% 1/1/26 (FSA Insured)	1,000,000	1,050,450
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	649,428
Washington Health Care Facilities Auth. Rev. (Providence
Health Systems Proj.) Series 2001 A, 5.5% 10/1/13
(MBIA Insured)	3,000,000	3,200,370
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
5.4% 7/1/12	16,000,000	17,247,828
		51,311,552

Wisconsin – 1.2%
Badger Tobacco Asset Securitization Corp. 6.125%
6/1/27	880,000	928,312
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC
Insured)	335,000	358,879
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,497
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (e)	1,095,000	1,189,641
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,591,395
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,055,090
5.75% 8/15/30	1,500,000	1,575,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Wisconsin – continued
Wisconsin Health & Edl. Facilities Auth. Rev.: -
continued
(Wheaton Franciscan Svcs., Inc. Proj.):
6.25% 8/15/22	$ 600,000	$ 649,254
Series A, 5.375% 2/15/34	1,000,000	1,017,810
		8,435,238

TOTAL INVESTMENT PORTFOLIO 95.8%
(Cost $642,871,457)		656,839,570

NET OTHER ASSETS – 4.2%		29,149,943
NET ASSETS 100%		$ 685,989,513

Legend

(a) Security initially issued at one coupon
which converts to a higher coupon at a
specified date. The rate shown is the
rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	37.1%
Health Care	10.1%
Escrowed/Pre Refunded	9.1%
Transportation	8.5%
Electric Utilities	8.4%
Water & Sewer	7.2%
Education	6.0%
Special Tax	5.7%
Others* (individually less than 5%)	7.9%
100.0%

*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $642,871,457)		$ 656,839,570
Cash		23,588,310
Receivable for investments sold		4,150,309
Receivable for fund shares sold		1,008,718
Interest receivable		9,524,604
Prepaid expenses		1,924
Other affiliated receivables		6,821
Other receivables		60,302
Total assets		695,180,558

Liabilities
Payable for investments purchased
Regular delivery	$ 5,981
Delayed delivery	6,625,478
Payable for fund shares redeemed	1,281,125
Distributions payable	699,735
Accrued management fee	208,729
Distribution fees payable	190,567
Other affiliated payables	153,466
Other payables and accrued expenses	25,964
Total liabilities		9,191,045

Net Assets		$ 685,989,513
Net Assets consist of:
Paid in capital		$ 669,812,083
Distributions in excess of net investment income		(221,015)
Accumulated undistributed net realized gain (loss) on
investments		2,430,332
Net unrealized appreciation (depreciation) on
investments		13,968,113
Net Assets		$ 685,989,513

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($140,470,875 ÷ 11,028,025 shares)	$ 12.74
Maximum offering price per share (100/95.25 of $12.74)	$ 13.38
Class T:
Net Asset Value and redemption price per share
($313,846,360 ÷ 24,586,559 shares)	$ 12.76
Maximum offering price per share (100/96.50 of $12.76)	$ 13.22
Class B:
Net Asset Value and offering price per share
($72,451,693 ÷ 5,700,682 shares)A	$ 12.71
Class C:
Net Asset Value and offering price per share
($63,235,139 ÷ 4,956,128 shares)A	$ 12.76
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($95,985,446 ÷ 7,563,042 shares)	$ 12.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 15,205,553

Expenses
Management fee	$ 1,241,923
Transfer agent fees	365,781
Distribution fees	1,164,246
Accounting fees and expenses	82,705
Independent trustees’ compensation	1,361
Custodian fees and expenses	5,574
Registration fees	48,275
Audit	26,645
Legal	2,164
Miscellaneous	2,774
Total expenses before reductions	2,941,448
Expense reductions	(164,759)	2,776,689

Net investment income		12,428,864
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,660,091
Futures contracts	94,212
Total net realized gain (loss)		2,754,303
Change in net unrealized appreciation (depreciation) on
investment securities		(6,518,120)
Net gain (loss)		(3,763,817)
Net increase (decrease) in net assets resulting from
operations		$ 8,665,047

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,428,864	$ 23,857,985
Net realized gain (loss)	2,754,303	8,968,764
Change in net unrealized appreciation (depreciation) .	(6,518,120)	(19,180,759)
Net increase (decrease) in net assets resulting from
operations	8,665,047	13,645,990
Distributions to shareholders from net investment income .	(12,476,440)	(23,793,542)
Distributions to shareholders from net realized gain	(8,244,683)	(5,181,802)
Total distributions	(20,721,123)	(28,975,344)
Share transactions - net increase (decrease)	39,303,489	51,939,913
Total increase (decrease) in net assets	27,247,413	36,610,559

Net Assets
Beginning of period	658,742,100	622,131,541
End of period (including distributions in excess of net
investment income of $221,015 and distributions in
excess of net investment income of $158,981,
respectively)	$ 685,989,513	$ 658,742,100

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 12.97	$ 13.28	$ 13.00	$ 12.87	$ 12.70	$ 12.02
Income from
Investment
Operations
Net investment
incomeE	.252	.521	.533	.539	.557G	.584
Net realized and
unrealized gain
(loss)	(.067)	(.201)	.301	.137	.168G	.679
Total from investment
operations	.185	.320	.834	.676	.725	1.263
Distributions from net
investment income	(.253)	(.520)	(.532)	(.544)	(.555)	(.583)
Distributions from net
realized gain	(.162)	(.110)	(.022)	(.002)	—	—
Total distributions .	(.415)	(.630)	(.554)	(.546)	(.555)	(.583)
Net asset value, end
of period	$ 12.74	$ 12.97	$ 13.28	$ 13.00	$ 12.87	$ 12.70
Total ReturnB,C,D	1.44%	2.46%	6.56%	5.33%	5.88%	10.72%
Ratios to Average Net AssetsF
Expenses before
reductions	.69%A	.69%	.69%	.68%	.69%	.69%
Expenses net of fee
waivers, if any	.69%A	.69%	.69%	.68%	.69%	.69%
Expenses net of all
reductions	.64%A	.67%	.69%	.68%	.67%	.62%
Net investment
income	3.95%A	3.96%	4.07%	4.15%	4.41%G	4.70%
Supplemental Data
Net assets,
end of period
(000 omitted)	$140,471	$123,844	$101,763	$87,406	$67,457	$46,796
Portfolio turnover
rate	26%A	22%	17%	26%	20%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 13.00	$ 13.31	$ 13.03	$ 12.89	$ 12.72	$ 12.04
Income from
Investment
Operations
Net investment
incomeE	.246	.509	.522	.529	.546G	.572
Net realized and
unrealized gain
(loss)	(.077)	(.202)	.299	.144	.166G	.679
Total from investment
operations	169.307		.821	.673	.712	1.251
Distributions from net
investment income	(.247)	(.507)	(.519)	(.531)	(.542)	(.571)
Distributions from net
realized gain	(.162)	(.110)	(.022)	(.002)	—	—
Total distributions .	(.409)	(.617)	(.541)	(.533)	(.542)	(.571)
Net asset value, end
of period	$ 12.76	$ 13.00	$ 13.31	$ 13.03	$ 12.89	$ 12.72
Total ReturnB,C,D	1.31%	2.35%	6.44%	5.30%	5.76%	10.59%
Ratios to Average Net AssetsF
Expenses before
reductions	.79%A	.79%	.79%	.78%	.79%	.79%
Expenses net of fee
waivers, if any	.79%A	.79%	.79%	.78%	.79%	.79%
Expenses net of all
reductions	.74%A	.77%	.78%	.77%	.77%	.72%
Net investment
income	3.85%A	3.86%	3.97%	4.06%	4.31%G	4.60%
Supplemental Data
Net assets,
end of period
(000 omitted)	$313,846	$318,973	$319,734	$340,542	$354,030	$369,295
Portfolio turnover
rate	26%A	22%	17%	26%	20%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 12.94	$ 13.25	$ 12.98	$ 12.85	$ 12.67	$ 12.00
Income from
Investment
Operations
Net investment
incomeE	.203	.421	.435	.443	.462G	.489
Net realized and
unrealized gain
(loss)	(.067)	(.200)	.291	.136	.178G	.671
Total from investment
operations	.136	.221	.726	.579	.640	1.160
Distributions from net
investment income	(.204)	(.421)	(.434)	(.447)	(.460)	(.490)
Distributions from net
realized gain	(.162)	(.110)	(.022)	(.002)	—	—
Total distributions .	(.366)	(.531)	(.456)	(.449)	(.460)	(.490)
Net asset value, end
of period	$ 12.71	$ 12.94	$ 13.25	$ 12.98	$ 12.85	$ 12.67
Total ReturnB,C,D	1.06%	1.70%	5.70%	4.56%	5.19%	9.83%
Ratios to Average Net AssetsF
Expenses before
reductions	1.45%A	1.45%	1.44%	1.43%	1.44%	1.43%
Expenses net of fee
waivers, if any .	1.45%A	1.45%	1.44%	1.43%	1.44%	1.43%
Expenses net of all
reductions	1.40%A	1.42%	1.44%	1.42%	1.41%	1.37%
Net investment
income	3.18%A	3.21%	3.32%	3.41%	3.66%G	3.95%
Supplemental Data
Net assets,
end of period
(000 omitted)	$72,452	$82,084	$97,487	$110,853	$109,986	$91,687
Portfolio turnover
rate	26%A	22%	17%	26%	20%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 12.99	$ 13.30	$ 13.02	$ 12.89	$ 12.71	$ 12.04
Income from
Investment
Operations
Net investment
incomeE	.198	.410	.423	.430	.451G	.478
Net realized and
unrealized gain
(loss)	(.068)	(.202)	.300	.135	.176G	.669
Total from investment
operations	.130	.208	.723	.565	.627	1.147
Distributions from net
investment income	(.198)	(.408)	(.421)	(.433)	(.447)	(.477)
Distributions from net
realized gain	(.162)	(.110)	(.022)	(.002)	—	—
Total distributions .	(.360)	(.518)	(.443)	(.435)	(.447)	(.477)
Net asset value, end
of period	$ 12.76	$ 12.99	$ 13.30	$ 13.02	$ 12.89	$ 12.71
Total ReturnB,C,D	1.01%	1.59%	5.65%	4.44%	5.06%	9.69%
Ratios to Average Net AssetsF
Expenses before
reductions	1.54%A	1.54%	1.54%	1.53%	1.53%	1.53%
Expenses net of fee
waivers, if any .	1.54%A	1.54%	1.54%	1.53%	1.53%	1.53%
Expenses net of all
reductions	1.49%A	1.52%	1.54%	1.52%	1.51%	1.47%
Net investment
income	3.09%A	3.11%	3.22%	3.31%	3.57%G	3.85%
Supplemental Data
Net assets,
end of period
(000 omitted)	$63,235	$63,984	$58,984	$59,423	$52,019	$37,324
Portfolio turnover
rate	26%A	22%	17%	26%	20%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 12.92	$ 13.24	$ 12.96	$ 12.83	$ 12.66	$ 11.98
Income from
Investment
Operations
Net investment
incomeD	.260	.540	.551	.556	.573F	.598
Net realized and
unrealized gain
(loss)	(.065)	(.208)	.304	.139	.170F	.682
Total from investment
operations	.195	.332	.855	.695	.743	1.280
Distributions from net
investment income	(.263)	(.542)	(.553)	(.563)	(.573)	(.600)
Distributions from net
realized gain	(.162)	(.110)	(.022)	(.002)	—	—
Total distributions .	(.425)	(.652)	(.575)	(.565)	(.573)	(.600)
Net asset value, end
of period	$ 12.69	$ 12.92	$ 13.24	$ 12.96	$ 12.83	$ 12.66
Total ReturnB,C	1.52%	2.56%	6.75%	5.50%	6.05%	10.91%
Ratios to Average Net AssetsE
Expenses before
reductions	.53%A	.53%	.54%	.54%	.55%	.54%
Expenses net of fee
waivers, if any	.53%A	.53%	.54%	.54%	.55%	.54%
Expenses net of all
reductions	.49%A	.51%	.53%	.53%	.52%	.48%
Net investment
income	4.10%A	4.13%	4.23%	4.30%	4.55%F	4.84%
Supplemental Data
Net assets,
end of period
(000 omitted)	$95,985	$69,857	$44,164	$44,960	$31,703	$21,842
Portfolio turnover
rate	26%A	22%	17%	26%	20%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

37 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,639,671
Unrealized depreciation	(4,398,350)
Net unrealized appreciation (depreciation)	$ 14,241,321

Cost for federal income tax purposes	$ 642,598,249

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Semiannual Report

38

2. Operating Policies continued
Delayed Delivery Transactions and When Issued Securities continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $96,627,311 and $83,743,692, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average

39 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued
Management Fee continued

net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 97,978	$ 2,633
Class T	0%	.25%	398,209	5,234
Class B	.65%	.25%	349,358	253,889
Class C	.75%	.25%	318,701	65,379
			$ 1,164,246	$ 327,135

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to Febru ary 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 40,014
Class T	18,490
Class B*	101,130
Class C*	8,208
$ 167,842

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report 40

4. Fees and Other Transactions with Affiliates continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the fund. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy state ments. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A	$ 70,442	.11*
Class T	173,265	.11*
Class B	45,457	.12*
Class C	34,435	.11*
Institutional Class	42,182	.11*
	$ 365,781
* Annualized

Citibank also has a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $651 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

41 Semiannual Report

Notes to Financial Statements (Unaudited) continued
6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $5,574 and $82,705, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 14,433
Class T	37,522
Class B	9,142
Class C	6,904
Institutional Class	8,479
$ 76,480

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 2,560,161	$ 4,352,247
Class T	6,087,752	12,293,343
Class B	1,236,273	2,889,040
Class C	979,661	1,912,870
Institutional Class	1,612,593	2,346,042
Total	$ 12,476,440	$ 23,793,542
From net realized gain
Class A	$ 1,555,692	$ 849,843
Class T	3,978,415	2,646,649
Class B	1,007,878	802,913
Class C	788,459	495,651
Institutional Class	914,239	386,746
Total	$ 8,244,683	$ 5,181,802

Semiannual Report 42

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	2,427,371	3,538,994	$ 31,233,289	$ 46,541,886
Reinvestment of
distributions	220,182	260,181	2,829,770	3,414,353
Shares redeemed	(1,168,583)	(1,912,570)	(15,040,846)	(25,132,123)
Net increase (decrease)	1,478,970	1,886,605	$ 19,022,213	$ 24,824,116
Class T
Shares sold	1,943,929	3,536,120	$25,087,927	$46,651,169
Reinvestment of
distributions	603,080	836,332	7,764,803	10,998,832
Shares redeemed	(2,504,156)	(3,856,498)	(32,295,990)	(50,817,550)
Net increase (decrease)	42,853	515,954	$ 556,740	$ 6,832,451
Class B
Shares sold	192,632	461,635	$ 2,474,989	$ 6,060,771
Reinvestment of
distributions	106,372	167,091	1,363,791	2,187,643
Shares redeemed	(941,220)	(1,641,543)	(12,089,149)	(21,554,810)
Net increase (decrease)	(642,216)	(1,012,817)	$ (8,250,369)	$ (13,306,396)
Class C
Shares sold	693,660	1,328,623	8,945,402	$17,510,616
Reinvestment of
distributions	90,773	114,142	1,168,187	1,500,047
Shares redeemed	(753,917)	(951,725)	(9,729,264)	(12,532,673)
Net increase (decrease)	30,516	491,040	$ 384,325	$ 6,477,990
Institutional Class
Shares sold	2,826,736	2,803,468	$ 36,159,443	$ 36,736,293
Reinvestment of
distributions	47,182	26,000	602,761	340,092
Shares redeemed	(715,889)	(760,791)	(9,171,624)	(9,964,633)
Net increase (decrease)	2,158,029	2,068,677	$ 27,590,580	$ 27,111,752

43 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Municipal Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

44

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

45 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

HIMI-USAN-0606 1.784902.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II: Fidelity Advisor Municipal Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II: Fidelity Advisor Municipal Income Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 16, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 16, 2006